Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Kouji Eguchi
Related Party Transaction [Line Items]
Balance due from related party		¥ 8,266
Interest income from related party		¥ 189
Kouji Eguchi | Common
Related Party Transaction [Line Items]
Ownership percentage	39.09%	48.04%
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage	39.09%	48.04%
Kabushiki Kaisha No Track
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Consulting fees paid to related party	¥ 600	¥ 600
Tomoya Ogawa | Common
Related Party Transaction [Line Items]
Ownership percentage	0.59%	0.71%
Kabushiki Kaisha LTW
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Consulting fees paid to related party	¥ 1,200	¥ 1,200
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage	0.36%	0.44%
Aoyama Consulting Group Co., Ltd.
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Consulting fees paid to related party	¥ 1,200	¥ 1,200